SUMMARY OF RELATIONSHIP WITH COMPANY (Details)	12 Months Ended
Jun. 30, 2025
JFY & Co [Member]
Related Party Transaction [Line Items]
Relationships with the company	A customer of the Company and controlled by Mr. Chan
JFY CPA Limited [Member]
Related Party Transaction [Line Items]
Relationships with the company	A customer of the Company and controlled by Mr. Chan
Click Environmental Services Limited [Member]
Related Party Transaction [Line Items]
Relationships with the company	A customer of the Company and controlled by Mr. Chan